Schedule of Investments (unaudited)	iShares® Evolved U.S. Consumer Staples ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agriculture — 13.0%
Altria Group Inc.	14,153	$786,482
Archer-Daniels-Midland Co.	4,818	431,500
Bunge Ltd.	912	103,166
Darling Ingredients Inc.(a)	870	63,849
Fresh Del Monte Produce Inc.	169	4,403
Philip Morris International Inc.	8,303	830,300
Universal Corp./VA	124	7,173
Vector Group Ltd.	377	4,795
		2,231,668
Beverages — 30.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)	70	26,250
Brown-Forman Corp., Class A	372	23,220
Brown-Forman Corp., Class B, NVS	2,797	188,630
Celsius Holdings Inc.(a)	447	23,244
Coca-Cola Co. (The)	31,375	2,027,139
Coca-Cola Consolidated Inc.	51	22,517
Constellation Brands Inc., Class A	982	241,660
Keurig Dr Pepper Inc.	10,314	385,744
MGP Ingredients Inc.	110	10,046
Molson Coors Beverage Co., Class B	1,500	81,210
Monster Beverage Corp.(a)	5,133	439,795
National Beverage Corp.	300	13,224
PepsiCo Inc.	10,612	1,822,187
Primo Water Corp.	1,508	22,077
		5,326,943
Biotechnology — 1.0%
Corteva Inc.	2,899	167,243

Chemicals — 1.8%
Balchem Corp.	162	19,958
Ecolab Inc.	142	24,046
FMC Corp.	63	8,350
International Flavors & Fragrances Inc.	1,842	223,435
Mosaic Co. (The)	361	22,534
Sensient Technologies Corp.	240	20,304
		318,627
Commercial Services — 0.1%
Medifast Inc.	59	10,523
WW International Inc.(a)(b)	180	1,762
		12,285
Computers — 0.1%
ExlService Holdings Inc.(a)	99	13,479

Cosmetics & Personal Care — 10.6%
Colgate-Palmolive Co.	4,372	336,863
Coty Inc., Class A(a)	1,840	14,922
Edgewell Personal Care Co.	150	5,721
Procter & Gamble Co. (The)	9,107	1,462,129
		1,819,635
Diversified Financial Services — 0.0%
Jefferies Financial Group Inc.	2	62

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	380	11,510

Food — 24.4%
B&G Foods Inc.	770	20,736
Beyond Meat Inc.(a)(b)	389	14,346

Security	Shares	Value

Food (continued)
Calavo Growers Inc.	110	$3,986
Cal-Maine Foods Inc.	200	10,746
Campbell Soup Co.	2,223	104,970
Conagra Brands Inc.	5,429	189,635
Flowers Foods Inc.	1,190	31,559
General Mills Inc.	8,314	588,049
Hain Celestial Group Inc. (The)(a)	1,040	34,882
Hershey Co. (The)	1,753	395,775
Hormel Foods Corp.	2,439	127,779
Hostess Brands Inc.(a)	650	14,748
Ingredion Inc.	504	42,895
J&J Snack Foods Corp.	130	19,461
JM Smucker Co. (The)	1,248	170,889
John B Sanfilippo & Son Inc.	90	6,988
Kellogg Co.	3,153	215,980
Kraft Heinz Co. (The)	6,041	257,528
Kroger Co. (The)	1,836	99,071
Lamb Weston Holdings Inc.	1,198	79,188
Lancaster Colony Corp.	170	26,381
McCormick & Co. Inc./MD, NVS	2,141	215,320
Mondelez International Inc., Class A	11,941	769,956
Performance Food Group Co.(a)	711	35,017
Pilgrim’s Pride Corp.(a)	300	8,505
Post Holdings Inc.(a)	687	51,106
Sanderson Farms Inc.	120	22,724
Seaboard Corp.	1	4,225
Simply Good Foods Co. (The)(a)	718	29,905
Sprouts Farmers Market Inc.(a)	450	13,410
Sysco Corp.	3,186	272,339
Tootsie Roll Industries Inc.	158	5,535
TreeHouse Foods Inc.(a)	640	20,160
Tyson Foods Inc., Class A	2,728	254,140
U.S. Foods Holding Corp.(a)	1,052	39,576
United Natural Foods Inc.(a)	220	9,445
		4,206,955
Health Care - Products — 0.1%
Neogen Corp.(a)	540	14,256

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	298	6,675

Household Products & Wares — 2.0%
ACCO Brands Corp.	2	15
Church & Dwight Co. Inc.	1,148	111,999
Clorox Co. (The)	563	80,774
Helen of Troy Ltd.(a)	50	10,725
Kimberly-Clark Corp.	1,048	145,494
WD-40 Co.	23	4,231
		353,238
Housewares — 0.1%
Newell Brands Inc.	264	6,112
Scotts Miracle-Gro Co. (The)	140	14,550
		20,662
Insurance — 0.1%
Reinsurance Group of America Inc.	158	16,957

Machinery — 0.3%
AGCO Corp.	230	29,302
Middleby Corp. (The)(a)	170	26,161
		55,463

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Manufacturing — 0.1%
John Bean Technologies Corp.	120	$14,147

Oil & Gas — 0.8%
ConocoPhillips	1,378	131,627

Packaging & Containers — 2.8%
Amcor PLC	1,537	18,229
AptarGroup Inc.	39	4,478
Ball Corp.	2,379	193,080
Berry Global Group Inc.(a)	619	34,881
Crown Holdings Inc.	911	100,247
Graphic Packaging Holding Co.	1,924	41,943
O-I Glass Inc.(a)	780	10,514
Packaging Corp. of America	106	17,084
Sealed Air Corp.	243	15,603
Silgan Holdings Inc.	370	16,417
Sonoco Products Co.	420	26,002
		478,478
Pharmaceuticals — 1.6%
BellRing Brands Inc.(a)	1,148	24,602
Elanco Animal Health Inc.(a)	1,468	37,155
Herbalife Nutrition Ltd.(a)	459	12,200
Perrigo Co. PLC	131	4,493
Prestige Consumer Healthcare Inc.(a)	220	12,025
Zoetis Inc.	1,072	190,012
		280,487
Real Estate — 0.0%
Douglas Elliman Inc.	188	1,139

Real Estate Investment Trusts — 0.5%
Americold Realty Trust	841	22,186
Equinix Inc.	100	71,908
		94,094
Retail — 8.7%
BJ’s Restaurants Inc.(a)	61	1,695
BJ’s Wholesale Club Holdings Inc.(a)	264	16,988
Casey’s General Stores Inc.	110	22,143
Cheesecake Factory Inc. (The)(a)	140	5,167
Chipotle Mexican Grill Inc.(a)(b)	150	218,341
Cracker Barrel Old Country Store Inc.	50	5,550
Darden Restaurants Inc.	177	23,316

Security	Shares	Value

Retail (continued)
Domino’s Pizza Inc.	82	$27,716
Freshpet Inc.(a)	262	24,458
Jack in the Box Inc.	90	7,448
McDonald’s Corp.	1,763	439,269
Shake Shack Inc., Class A(a)	101	5,841
Starbucks Corp.	6,383	476,427
Texas Roadhouse Inc.	84	6,916
Wendy’s Co. (The)	710	14,030
Wingstop Inc.	90	8,258
Yum China Holdings Inc.	1,341	56,054
Yum! Brands Inc.	1,164	136,200
		1,495,817
Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	677	16,458

Total Common Stocks — 99.2%
(Cost: $15,257,459)		17,087,905

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	170,386	170,386
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	100,000	100,000
		270,386
Total Short-Term Investments — 1.6%
(Cost: $270,392)		270,386

Total Investments in Securities — 100.8%
(Cost: $15,527,851)		17,358,291

Other Assets, Less Liabilities — (0.8)%		(143,352)

Net Assets — 100.0%		$17,214,939

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,208	$155,210	(a)	$—		$(22)	$(10)	$170,386	170,386	$515	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—		(40,000	)(a)	—	—	100,000	100,000	44		—
						$(22)	$(10)	$270,386		$559		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
April 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,087,905	$—	$—	$17,087,905
Money Market Funds	270,386	—	—	270,386
	$17,358,291	$—	$—	$17,358,291

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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